DERIVATIVES AND HEDGING	12 Months Ended
Oct. 30, 2011
DERIVATIVES AND HEDGING
DERIVATIVES AND HEDGING

Note M

DERIVATIVES AND HEDGING

The Company uses hedging programs to manage price risk associated with commodity purchases. These programs utilize futures contracts and swaps to manage the Company’s exposure to price fluctuations in the commodities markets. The Company has determined that its programs which are designated as hedges are highly effective in offsetting the changes in fair value or cash flows generated by the items hedged.

Cash Flow Hedges: The Company utilizes corn and soybean meal futures to offset the price fluctuation in the Company’s future direct grain purchases, and has entered into various swaps to hedge the purchases of grain and natural gas at certain plant locations. The financial instruments are designated and accounted for as cash flow hedges, and the Company measures the effectiveness of the hedges on a regular basis. Effective gains or losses related to these cash flow hedges are reported in accumulated other comprehensive loss and reclassified into earnings, through cost of products sold, in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. The Company typically does not hedge its grain or natural gas exposure beyond the next two upcoming fiscal years. As of October 30, 2011, and October 31, 2010, the Company had the following outstanding commodity futures contracts and swaps that were entered into to hedge forecasted purchases:

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	20.8 million bushels	21.1 million bushels
Soybean meal	–	190,400 tons
Natural gas	0.5 million MMBTU’s	1.6 million MMBTU’s

As of October 30, 2011, the Company has included in accumulated other comprehensive loss, hedging gains of $27.3 million (before tax) relating to its positions, compared to gains of $32.9 million (before tax) as of October 31, 2010. The Company expects to recognize the majority of these gains over the next 12 months. The balance as of October 30, 2011, includes gains of $6.9 million related to the Company’s soybean meal futures contracts. These contracts were de-designated as cash flow hedges effective January 30, 2011, as they were no longer highly effective. These gains will remain in AOCL until the hedged transactions occur or it is probable the hedged transactions will not occur. Gains or losses related to these contracts after the date of de-designation have been recognized in earnings as incurred.

Fair Value Hedges: The Company utilizes futures to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The intent of the program is to make the forward priced commodities cost nearly the same as cash market purchases at the date of delivery. The futures contracts are designated and accounted for as fair value hedges, and the Company measures the effectiveness of the hedges on a regular basis. Changes in the fair value of the futures contracts, along with the gain or loss on the hedged purchase commitment, are marked-to-market through earnings and are recorded on the Consolidated Statement of Financial Position as a current asset and liability, respectively. Effective gains or losses related to these fair value hedges are recognized through cost of products sold in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. As of October 30, 2011, and October 31, 2010, the Company had the following outstanding commodity futures contracts designated as fair value hedges:

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	12.4 million bushels	9.9 million bushels
Lean hogs	1.3 million cwt	1.1 million cwt

Other Derivatives: During fiscal years 2011 and 2010, the Company has held certain futures and options contract positions as part of a merchandising program and to manage the Company’s exposure to fluctuations in commodity markets and foreign currencies. The Company has not applied hedge accounting to these positions.

Additionally, as of January 30, 2011, the Company de-designated its soybean meal futures contracts that were previously designated as cash flow hedges, as these contracts were no longer highly effective. Hedge accounting is no longer being applied to these contracts, and gains or losses occurring after the date of de-designation have been recognized in earnings as incurred.

As of October 30, 2011, and October 31, 2010, the Company had the following outstanding futures and options contracts related to other programs:

Volume
Commodity	October 30, 2011	October 31, 2010
Corn	–	1.5 million bushels
Soybean meal	4,300 tons	1,200 tons

Fair Values: The fair values of the Company’s derivative instruments (in thousands) as of October 30, 2011, and October 31, 2010, were as follows:

		Fair Value(1)
	Location on Consolidated	October 30,	October 31,
	Statement of Financial Position	2011	2010
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$58,753	$54,395
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	121	2,137
Total Asset Derivatives		$58,874	$56,532
Liability Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Accounts payable	$ 351	$ 6,390
Total Liability Derivatives		$ 351	$ 6,390

  (1)     Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note N - Fair Value Measurements for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Derivative Gains and Losses: Gains or losses (before tax, in thousands) related to the Company’s derivative instruments for the fiscal year ended October 30, 2011, and October 31, 2010, were as follows:

Gain/(Loss) Recognized
	in Accumulated Other			Gain/(Loss) Reclassified		Gain/(Loss)
	Comprehensive Loss (AOCL)			from AOCL into Earnings		Recognized in Earnings
	(Effective Portion)(1)			(Effective Portion)(1)		(Ineffective Portion)(2)(3)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 30,	October 31,	Location on Consolidated	October 30,	October 31,	October 30,	October 31,
Cash Flow Hedges:	2011	2010	Statement of Operations	2011	2010	2011	2010
Commodity contracts	$39,480	$23,511	Cost of products sold	$45,103	$(28,672)	$(8,704)	$9,947

		Gain/(Loss)		Gain/(Loss)
		Recognized in Earnings		Recognized in Earnings
		(Effective Portion)(4)		(Ineffective Portion)(2)(5)
		Fiscal Year Ended		Fiscal Year Ended
	Location on Consolidated	October 30,	October 31,	October 30,	October 31,
Fair Value Hedges:	Statement of Operations	2011	2010	2011	2010
Commodity contracts	Cost of products sold	$(24,373)	$(8,216)	$132	$(17)

		Gain/(Loss)
		Recognized in Earnings
		Fiscal Year Ended
Derivatives Not	Location on Consolidated	October 30,	October 31,
Designated as Hedges:	Statement of Operations	2011	2010
Commodity contracts	Cost of products sold	$(1,981)	$ (86)
Foreign exchange contracts	Net sales	$ (129)	$ (1)
Option contracts	Cost of products sold	$ -	$1,883

(1)	Amounts represent gains or losses in AOCL before tax. See Note B for the after tax impact of these gains or losses on net earnings.

(2)	There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year.

(3)

 There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year. However, effective January 30, 2011, the Company de-designated and discontinued hedge accounting for its soybean meal futures contracts. At the date of de-designation of these hedges, gains of $17.7 million (before tax) were deferred in AOCL, with $6.9 million (before tax) remaining as of October 30, 2011. These gains will remain in AOCL until the hedged transactions occur or it is probable the hedged transactions will not occur. Gains or losses related to these contracts after the date of de-designation have been recognized in earnings as incurred.

(4)

 Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(5)	There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.